Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000248869 | CRH8409570
Holdings [Line Items]
Percent of Total Investments	5.20%
C000248869 | Morgan Stanley8409615
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248869 | Goldman Sachs Group8409587
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248869 | Intuitive Surgical8409612
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248869 | Parker-Hannifin8409626
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248869 | PNC Financial Services Group8409632
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248869 | Trade Desk8409641
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248869 | Carnival8409561
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248869 | Cummins8409573
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248869 | Oracle8409620
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248869 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248869 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248869 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000248869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000248869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000248869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000248869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000233882 | Rocket Lab USA8409533
Holdings [Line Items]
Percent of Total Investments	5.60%
C000233882 | Palantir Technologies8409522
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233882 | Sprott Physical Gold Trust8409539
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233882 | Costco Wholesale8409474
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233882 | Entergy8409480
Holdings [Line Items]
Percent of Total Investments	3.60%
C000233882 | Murphy USA8409506
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233882 | Walmart8409536
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233882 | Quanta Services8409531
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233882 | Cencora8409466
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233882 | Intuitive Surgical8409488
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233882 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000233882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000233882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000233882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233882 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233881 | VeriSign8409517
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233881 | Palantir Technologies8409472
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233881 | Fox8409393
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233881 | Gilead Sciences8409399
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Match Group8409440
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Huntington Ingalls Industries8409411
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Yum! Brands8409526
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Northrop Grumman8409465
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Incyte8409413
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | General Dynamics8409395
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233881 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233881 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233881 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233881 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233881 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233881 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233881 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233881 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233881 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233881 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%